Discontinued operations - Cash flows (Details) - Lifecell LLC, Global LLC, and Ukrtower - TRY (₺) ₺ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Net cash flows incurred by the disposal group
Cash flows from operating activities	₺ 3,791,188	₺ 9,219,057
Cash flows from investing activities	539,153	(3,481,817)
Cash flows from financing activities	(4,629,707)	(1,562,706)
Net cash (outflow)/inflow	₺ (299,366)	₺ 4,174,534